advance billings and customer deposits - Contract liabilities (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
advance billings and customer deposits
Contract liabilities at beginning of period	$ 1,182	$ 1,135	$ 1,161	$ 1,102
Revenue deferred in previous period and recognized in current period	(725)	(636)	(649)	(631)
Net additions arising from operations	667	654	612	682
Additions arising from business acquisitions		23		23
Contract liabilities at end of period	1,124	1,176	1,124	1,176
Current	965	1,026	965	1,026
Non-current
Deferred revenues	158	147	158	147
Deferred customer activation and connection fees	$ 1	$ 3	$ 1	$ 3